Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities
Other charges (gains), net of amounts used	(12)		(6)		(5)
Depreciation, amortization and accretion	320		311		300
Pension and postretirement benefit expense	9	[1]	30	[1]	59	[1]
Pension and postretirement contributions	(288)	[1]	(209)	[1]	(81)	[1]
Actuarial (gain) loss on pension and postretirement plans	389	[1]	306	[1]	84	[1]
Deferred income taxes, net	(175)	[1]	(15)	[1]	(24)	[1]
(Gain) loss on disposition of businesses and assets, net	3		1		(8)
Refinancing expense	3		3		16
Other, net	53		56		11
Operating cash provided by (used in) discontinued operations	2		(9)		8
Changes in operating assets and liabilities
Trade receivables - third party and affiliates, net	50		(83)		(90)
Inventories	6		(112)		(98)
Other assets	9		17		9
Trade payables - third party and affiliates	5		22		19
Other liabilities	(24)	[1]	(101)	[1]	(60)	[1]
Net cash provided by (used in) operating activities	722		638		452
Investing Activities
Capital expenditures on property, plant and equipment	(361)		(349)		(201)
Acquisitions, net of cash acquired	(23)		(8)		(46)
Proceeds from sale of businesses and assets, net	1		6		26
Deferred proceeds from Kelsterbach plant relocation	0		159		0
Capital expenditures related to Kelsterbach plant relocation	(49)		(204)		(312)
Proceeds from sale of marketable securities	0		0		0
Other, net	(68)		(45)		(27)
Net cash provided by (used in) investing activities	(500)		(441)		(560)
Financing Activities
Short-term borrowings (repayments), net	2		(13)		(31)
Proceeds from short-term borrowings	71		70		70
Repayments of short-term borrowings	(71)		(73)		(55)
Proceeds from long-term debt	550		411		600
Repayments of long-term debt	(489)		(591)		(897)
Refinancing costs	(9)		(8)		(24)
Purchases of treasury stock, including related fees	(45)		(31)		(48)
Stock option exercises	62		20		14
Series A common stock dividends	(43)		(34)		(28)
Preferred stock dividends	0		0		(3)
Other, net	21		(4)		14
Net cash provided by (used in) financing activities	49		(253)		(388)
Exchange rate effects on cash and cash equivalents	6		(2)		(18)
Net increase (decrease) in cash and cash equivalents	277		(58)		(514)
Cash and cash equivalents at beginning of period	682		740		1,254
Cash and cash equivalents at end of period	$ 959		$ 682		$ 740

[1]	As Adjusted (Note 2)